Consolidated Statements of Comprehensive Income (Loss) - CAD ($)	12 Months Ended
	Nov. 30, 2021	Nov. 30, 2020
Expenses
Consulting fees	$ 264,569	$ 597,100
Depreciation	185,623	275,163
Directors' fees, salaries and benefits	1,103,516	1,190,218
Exploration expenses	2,412,997	1,669,212
General and administrative	2,881,931	3,134,111
Professional fees	2,166,002	1,377,920
Share-based compensation	3,013,479	2,624,526
Share of loss on investment in joint venture	1,142	5,063
Gains on remeasurement of investment in GRC	(123,652,731)	0
Share of loss in associate	2,930,523	0
Expenses (Income), by nature	(108,692,949)	10,873,313
Operating income (loss)	108,692,949	(10,873,313)
Other items
Interest income	7,561	73,646
Accretion of rehabilitation provisions	(3,735)	(13,190)
Financing costs	(145,687)	(2,807)
Write-off of exploration and evaluation assets	0	(10,091)
Gain on settlement of litigation	760,436	0
Gain on disposal of equipment	0	10,391
Net foreign exchange loss	(115,973)	(272,279)
Net income (loss) for the year before taxes	109,195,551	(11,087,643)
Deferred income tax expense	(9,011,367)	0
Net income (loss) for the year	100,184,184	(11,087,643)
Shareholders of the Company	100,355,240	(11,087,643)
Non-controlling interests	(171,056)	0
Unrealized gain (loss) on short-term investments	(50,000)	50,000
Unrealized gain on investment in GRC	9,257,320	0
Deferred tax expense on investment in GRC	(1,249,738)	0
Foreign currency adjustment reclassified to net income	857,238	0
Foreign currency translation adjustments	(2,436,744)	(4,530,867)
Total comprehensive income (loss) for the year	106,562,260	(15,568,510)
Shareholders of the Company	106,733,316	(15,568,510)
Non-controlling interests	$ (171,056)	$ 0
Basic income (loss) per share (in CAD per share)	$ 0.67	$ (0.08)
Diluted income (loss) per share (in CAD per share)	$ 0.66	$ (0.08)
Basic (in shares)	149,407,112	146,046,711
Diluted (in shares)	152,509,190	146,046,711